Contingent Event	12 Months Ended
Jun. 30, 2026
Contingent Event [Abstract]
Contingent event
29.	Contingent event

The Company has been named as one of numerous issuer defendants in three putative securities class actions filed in the Supreme Court of the State of New York, New York County.

a) Patrick Shane Johnson, et al. v. Linkers Industries limited., et al., Index No. 153671/2026, filed on March 24, 2026 (the “Johnson Action”); However, the Company has not been served in the case.

b) Leyber Gabriel Briones, et al. v. Linkers Industries Limited., et al., Index No. 154747/2026, filed on April 13, 2026 (the “Briones Action”); However, the Company has not been served in the case.

c) Damond Morales, et al. v. Linkers Industries Limited., et al., Index No. 159271/2026, filed on July 23, 2026 (the “Morales Action”).

The Actions were brought on behalf of putative classes of investors who invested in, or made investments traceable to, the initial public offerings of numerous issuers, including the Company. The complaints generally allege that the issuer defendants and their underwriters violated Sections 11, 12(a)(2) and 15 of the Securities Act of 1933 by failing to disclose an alleged coordinated pattern of market manipulation involving numerous nano-cap and micro-cap companies. The complaints do not contain specific factual allegations of wrongdoing by the Company. Plaintiffs seek unspecified compensatory damages, rescission or rescissory damages, costs and expenses, and equitable or injunctive relief.

As of the date of this report, the Company has not been served in the Johnson Action or the Briones Action. Plaintiffs in the Morales Action have purportedly served the Company with a summons and complaint, and the Company intends to seek dismissal of the Morales Action as against it. The Company’s counsel reached out to Plaintiffs’ counsel to discuss a stipulated adjournment of the response time for the case.  On September 3, 2026, the Company received a Stipulation that the Plaintiffs agreed to an initial adjournment until November 16, 2026.

If served in the Johnson Action or Briones Action, the Company intends to vigorously defend against the claims.

We intend to defend the lawsuit vigorously but we cannot predict the outcome at this time due to its early stage.